As filed with the Securities and Exchange Commission on August 1, 2013

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. __12__	[ X ]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. __13__	[ X ]
(Check appropriate box or boxes.)

FQF TRUST

(Exact name of Registrant as Specified in Charter)

800 Boylston Street, 16th Floor

Boston, MA 02199

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With a Copy to:
Ronald C. Martin, Vice President	Stacy L. Fuller, Esq.
800 Boylston Street, 16th Floor	K&L Gates LLP
Boston, MA 02199	1601 K Street, N.W.
Washington, D.C. 20006-1600

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on August 30, 2013 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on _______________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory note:

The sole purpose of this filing is to delay, until August 30, 2013, the effectiveness of the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement. Post-Effective Amendment No. 5 to the Trust’s Registration Statement relates to the QuantShares U.S. High Dividend Absolute Return Fund, QuantShares U.S. Low Beta Absolute Return Fund, QuantShares U.S. Relative Value Fund, QuantShares U.S. Low Beta Fund, QuantShares U.S. High Quality Fund and QuantShares U.S. High Momentum Fund. Post-Effective Amendment No. 5 was previously delayed in Post-Effective Amendment No. 6 on February 15, 2013, in Post-Effective Amendment No. 7 on March 14, 2013, in Post-Effective Amendment No. 8 on April 12, 2013, in Post-Effective Amendment No. 9 on May 8, 2013, in Post-Effective Amendment No. 10 on June 6, 2013 and in Post-Effective Amendment No. 11 on July 3, 2013. Parts A, B and C of Registrant’s Post-Effective Amendment No. 5, filed on December 3, 2012, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 1st day of August 2013.

FQF TRUST By: /s/ William DeRoche William DeRoche, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/William DeRoche	President	August 1, 2013
William DeRoche

/s/William Cox	Principal Financial Officer and Treasurer	August 1, 2013
William Cox

/s/Peter A. Ambrosini	Trustee	August 1, 2013
Peter A. Ambrosini*

/s/Joseph A. Franco	Trustee	August 1, 2013
Joseph A. Franco*

/s/ Ronald C. Martin, Jr.	Trustee	August 1, 2013
Ronald C. Martin, Jr.

/s/Richard S. Robie III	Trustee	August 1, 2013
Richard S. Robie III*

*Signatures affixed by Stacy Fuller on August 1, 2013 pursuant to a power of attorney filed May 26, 2011 with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540.